Fair Value	6 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value

6. Fair Value

The following fair value hierarchy table presents information about each major category of our financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	Fair Value Measurement at December 31, 2012
	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents:
U.S. treasuries	$2,000	$2,000	$—	$—
Money market funds	1,580	1,580	—	—

Total cash equivalents	$3,580	$3,580	$—	$—

Short-term investments:
U.S. treasuries	$13,996	$13,996	$—	$—

	Fair Value Measurement at December 31, 2013
	Fair Value	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$37,158	$37,158	$—	$—

Liabilities
Future purchase rights	$2,600	$—	$—	$2,600

	Fair Value Measurement at June 30, 2014
	Fair Value	Level 1	Level 2	Level 3
	(unaudited)
Assets
Cash equivalents:
Money market funds	$88,217	$88,217	$—	$—

We report the change in fair value during each period as a nonoperating gain or loss. There were no transfers between Level 1, Level 2 or Level 3 for our assets or liabilities during any period presented. The following table summarizes the changes in Level 3 preferred stock warrant liabilities measured at fair value on a recurring basis for the year ended December 31, 2012 (in thousands):

Fair Value of Preferred Stock Warrant Liabilities
Balance at January 1, 2012	$180
Revaluation of warrants	(180)

Balance at December 31, 2012	$—

The preferred stock warrants were converted to common stock warrants in February 2012 (see Note 2).

The following table summarizes the changes in Level 3 future purchase rights liabilities measured at fair value on a recurring basis for the years ended December 31, 2012 and 2013, and the six months ended June 30, 2014 (in thousands):

Fair Value of Future Purchase Rights Liabilities
Balance at January 1, 2012	$—
Initial valuation of future purchase rights	3,101
Re-measurement of future purchase rights	(3,101)

Balance at December 31, 2012	—
Initial valuation of additional future purchase rights	1,294
Re-measurement of future purchase rights	1,306

Balance at December 31, 2013	$2,600
Re-measurement of future purchase rights	(2,600)

Balance at June 30, 2014 (unaudited)	$—

We valued the future purchase rights liabilities in the periods ended December 31, 2012 and 2013 using a binomial lattice option pricing model with the following assumptions:

	December 31,
	2012	2013
Common stock fair value	$1.17	$5.93
Preferred stock price	$8.00	$8.00
Volatility	80.0%	85.0%
Risk-free interest rate	0.36%	0.38%
Contractual life (years)	3.08	2.08
Number of nodes	37	25
Dividend yield	0.0%	0.0%